LOANS PAYABLE (Details) - Credit Facility [Member]	12 Months Ended
Nov. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Balance	$ 493,087
Repayment - shares	(498,329)
Net exchange differences	5,242
Balance